Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 623,647	$ 1,159,079
Restricted cash	5,743	0
Short-term investments	129,586	234,606
Accounts receivable, net of allowance for doubtful accounts of $12,115 and $9,270 in 2019 and 2018, respectively	385,117	351,612
Income taxes receivable	42,119	34,936
Inventories, net	170,704	162,912
Fair value of derivative instruments - current	107,868	102,754
Prepaid expenses and other current assets (of which $13,697 and $3,873 in 2019 and 2018 due from related parties, respectively)	105,464	109,161
Total current assets	1,570,248	2,155,060
Long-term assets:
Property, plant and equipment, net of accumulated depreciation of $699,130 and $603,430 in 2019 and 2018, respectively	455,243	511,659
Goodwill	2,140,503	2,108,536
Intangible assets, net of accumulated amortization of $776,520 and $1,194,679 in 2019 and 2018, respectively	632,434	475,043
Deferred income tax assets	56,542	42,896
Fair value of derivative instruments - long-term	192,266	295,363
Other long-term assets (of which $16,830 and $24,300 in 2019 and 2018 due from related parties, respectively)	188,380	159,775
Total long-term assets	3,665,368	3,593,272
Total assets	5,235,616	5,748,332
Current liabilities:
Current portion of long-term debt	285,244	503,116
Accounts payable	84,767	69,415
Fair value of derivative instruments - current	103,175	106,594
Accrued and other current liabilities (of which $15,404 and $5,488 due to related parties in 2019 and 2018, respectively)	444,303	263,017
Income taxes payable	33,856	30,047
Total current liabilities	951,345	972,189
Long-term liabilities:
Long-term debt, net of current portion	1,421,108	1,671,090
Deferred income tax liabilities	23,442	63,411
Fair value of derivative instruments - long-term	196,929	317,393
Other long-term liabilities	106,201	89,279
Total long-term liabilities	1,747,680	2,141,173
Commitments and contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized—450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized—40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized—410,000 shares, issued — 230,829 shares in 2019 and 2018, respectively	2,702	2,702
Additional paid-in capital	1,777,017	1,742,191
Retained earnings	1,178,457	1,379,624
Accumulated other comprehensive loss	(309,619)	(310,644)
Less treasury shares, at cost— 3,077 and 5,320 shares in 2019 and 2018, respectively	(111,966)	(178,903)
Total equity	2,536,591	2,634,970
Total liabilities and equity	$ 5,235,616	$ 5,748,332